Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Entity Registrant Name	CENOVUS ENERGY INC.
Entity Central Index Key	0001475260
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity File Number	1-34513
Document Annual Report	true
Entity Address, Address Line One	4100, 225 - 6 Avenue S.W.
Entity Address, Postal Zip Code	T2P 1N2
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Document Registration Statement	false
Entity Address, Country	CA
City Area Code	403
Local Phone Number	766-2000
Trading Symbol	CVE
Title of 12(b) Security	Common shares, no par value (together with associated common share purchase rights)
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,001,210,953
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Z4
ICFR Auditor Attestation Flag	true
Warrants
Document Information [Line Items]
Trading Symbol	CVE WS
Title of 12(b) Security	Warrants (each warrant entitles the holder to purchase one common share at an exercise price of C$6.54 per share)
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, Postal Zip Code	10005
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System